Investments in associates and joint ventures (Summary of investments in associates and joint ventures) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments in associates and joint ventures [abstract]
Beginning of the year	¥ 19,632,113	¥ 19,745,192
Capital injections in associates and joint ventures	301,916	276,118
Business combination (Note 40(a))	1,021,566	0
Transfer from available-for-sale	91,800	0
Transfer to subsidiaries	(736,725)	0
Share of net profit less loss	425,215	1,298,889
Share of other comprehensive income/ (loss)	121,208	(180,572)
Currency translation differences	(142,226)	0
Dividends	(835,279)	(1,507,514)
Elimination of unrealized profits on transactions with equity-method investees	(361,965)	0
End of the year	¥ 19,517,623	¥ 19,632,113